Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Third-party revenues
Total third-party revenues	$ 172,081,593	¥ 1,114,710,141	¥ 797,763,861	¥ 589,611,288
Related party revenues
Total related party revenues	172,587,292	1,117,985,965	819,394,401	475,009,064
Total revenues	344,668,885	2,232,696,106	1,617,158,262	1,064,620,352
Less: business taxes and related surcharges	(17,408,420)	(112,768,265)	(88,673,371)	(58,643,752)
Net revenues	327,260,465	2,119,927,841	1,528,484,891	1,005,976,600
Operating cost and expenses:
Relationship manager compensation	(80,988,873)	(524,629,723)	(322,052,574)	(205,294,824)
Performance fee compensation	(3,826,417)	(24,786,763)	(22,034,438)	0
Other compensations	(94,951,356)	(615,075,893)	(393,373,326)	(243,442,553)
Total compensation and benefits	(179,766,646)	(1,164,492,379)	(737,460,338)	(448,737,377)
Selling expenses	(40,726,081)	(263,815,409)	(147,265,810)	(102,198,334)
General and administrative expenses	(26,386,970)	(170,929,513)	(151,626,278)	(110,020,644)
Other operating expenses	(14,607,475)	(94,624,304)	(29,961,830)	(5,445,385)
Government subsidies	20,486,849	132,709,712	90,931,462	32,644,120
Total operating cost and expenses	(241,000,323)	(1,561,151,893)	(975,382,794)	(633,757,620)
Income from operations	86,260,142	558,775,948	553,102,097	372,218,980
Other income (expenses):
Interest income	6,128,437	39,698,790	38,901,980	20,272,408
Interest expenses	(2,477,748)	(16,050,359)	0	0
Investment income	8,020,456	51,954,918	23,552,297	24,141,820
Other income (expense)	70,245	455,030	(13,961,307)	1,907,106
Total other income	11,741,390	76,058,379	48,492,970	46,321,334
Income before taxes and income from equity in affiliates	98,001,532	634,834,327	601,595,067	418,540,314
Income tax expense	(20,050,903)	(129,885,747)	(151,293,021)	(100,081,866)
Income from equity in affiliates, net of taxes	3,296,299	21,352,767	13,583,865	7,290,800
Net income	81,246,928	526,301,347	463,885,911	325,749,248
Less: net income (loss) attributable to non-controlling interests	(1,470,057)	(9,522,737)	17,333,060	9,821,510
Net income attributable to Noah Holdings Limited shareholders	$ 82,716,985	¥ 535,824,084	¥ 446,552,851	¥ 315,927,738
Net income per share:
Basic | (per share)	$ 2.95	¥ 19.08	¥ 16.02	¥ 11.50
Diluted | (per share)	$ 2.83	¥ 18.31	¥ 15.82	¥ 11.28
Weighted average number of shares used in computation:
Basic	28,085,521	28,085,521	27,873,501	27,480,150
Diluted	30,145,976	30,145,976	28,227,823	28,008,386
One Time Commissions
Third-party revenues
Total third-party revenues	$ 60,389,080	¥ 391,188,385	¥ 423,218,934	¥ 356,123,887
Related party revenues
Total related party revenues	66,177,945	428,687,491	180,943,785	128,209,082
Recurring Service Fees
Third-party revenues
Total third-party revenues	61,948,882	401,292,465	319,933,077	202,437,468
Related party revenues
Total related party revenues	98,013,735	634,913,375	560,071,763	340,757,637
Performance Based Income
Third-party revenues
Total third-party revenues	29,939,027	193,939,030	24,632,724	0
Related party revenues
Total related party revenues	8,309,193	53,825,293	76,342,053	0
Other Service
Third-party revenues
Total third-party revenues	19,804,604	128,290,261	29,979,126	31,049,933
Related party revenues
Total related party revenues	$ 86,419	¥ 559,806	¥ 2,036,800	¥ 6,042,345